Related Party Transactions - Additional Information (Details) - USD ($)		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Mar. 17, 2023
Baker Hughes Holdings LLC [Member]
Related Party Transaction [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner	50.00%
Akastor AS [Member]
Related Party Transaction [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner	25.00%
Mercury HoldCo Inc. [Member]
Related Party Transaction [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner	25.00%
HMH Holding BV And Subsidiaries [Member]
Related Party Transaction [Line Items]
Proceeds From The Liquidation		$ 16,000,000
Amount Receivable From Pension Payments Form Subsidiary			$ 21,400,000	$ 19,900,000
Guarantor Obligations, Current Carrying Value			5,000,000
HMH Holding BV And Subsidiaries [Member] | Pension Costs [Member]
Related Party Transaction [Line Items]
Amount Of Unpaid Pension Cost			$ 18,400,000	$ 18,500,000
HMH Holding BV And Subsidiaries [Member] | Related Party [Member] | Baker Hughes Holdings LLC [Member]
Related Party Transaction [Line Items]
Long-Term Line of Credit					$ 3,450,000
Line of Credit Facility, Interest Rate at Period End					8.00%
HMH Holding BV And Subsidiaries [Member] | Related Party [Member] | Akastor AS [Member]
Related Party Transaction [Line Items]
Long-Term Line of Credit					$ 3,490,000
Line of Credit Facility, Periodic Payment	$ 16
HMH Holding BV And Subsidiaries [Member] | Baker Hughes Holdings LLC [Member]
Related Party Transaction [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner			50.00%
HMH Holding BV And Subsidiaries [Member] | Akastor AS [Member]
Related Party Transaction [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner			25.00%
HMH Holding BV And Subsidiaries [Member] | Akastor AS [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner			5.00%
HMH Holding BV And Subsidiaries [Member] | Mercury HoldCo Inc. [Member]
Related Party Transaction [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner			25.00%